Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2020 Fund

December 31, 2020

Z20-QTLY-0221
1.9884237.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	461	$7,726
Fidelity Series Commodity Strategy Fund (a)	762	3,499
Fidelity Series Large Cap Growth Index Fund (a)	317	4,959
Fidelity Series Large Cap Stock Fund (a)	332	5,460
Fidelity Series Large Cap Value Index Fund (a)	794	10,485
Fidelity Series Small Cap Opportunities Fund (a)	162	2,589
Fidelity Series Value Discovery Fund (a)	271	3,877
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,838)		38,595

International Equity Funds - 25.2%
Fidelity Series Canada Fund (a)	153	1,771
Fidelity Series Emerging Markets Fund (a)	134	1,524
Fidelity Series Emerging Markets Opportunities Fund (a)	550	13,725
Fidelity Series International Growth Fund (a)	261	4,649
Fidelity Series International Index Fund (a)	171	1,930
Fidelity Series International Small Cap Fund (a)	84	1,720
Fidelity Series International Value Fund (a)	458	4,620
Fidelity Series Overseas Fund (a)	373	4,628
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,057)		34,567

Bond Funds - 37.5%
Fidelity Series Corporate Bond Fund (a)	709	8,116
Fidelity Series Emerging Markets Debt Fund (a)	86	822
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	266
Fidelity Series Floating Rate High Income Fund (a)	19	177
Fidelity Series Government Bond Index Fund (a)	878	9,611
Fidelity Series High Income Fund (a)	98	929
Fidelity Series Inflation-Protected Bond Index Fund (a)	913	9,796
Fidelity Series International Credit Fund (a)	8	80
Fidelity Series Investment Grade Bond Fund (a)	901	10,739
Fidelity Series Investment Grade Securitized Fund (a)	700	7,318
Fidelity Series Long-Term Treasury Bond Index Fund (a)	345	3,167
Fidelity Series Real Estate Income Fund (a)	54	564
TOTAL BOND FUNDS
(Cost $49,677)		51,585

Short-Term Funds - 9.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	2,567	2,567
Fidelity Series Short-Term Credit Fund (a)	205	2,097
Fidelity Series Treasury Bill Index Fund (a)	802	8,019
TOTAL SHORT-TERM FUNDS
(Cost $12,634)		12,683
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $124,206)		137,430
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$137,433

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$5,247	$3,258	$2,710	$2,472	$487	$1,444	$7,726
Fidelity Series Canada Fund	1,442	187	402	38	(27)	571	1,771
Fidelity Series Commodity Strategy Fund	3,618	269	1,109	15	(247)	968	3,499
Fidelity Series Corporate Bond Fund	5,456	2,491	561	233	(8)	738	8,116
Fidelity Series Emerging Markets Debt Fund	668	29	--	29	--	125	822
Fidelity Series Emerging Markets Debt Local Currency Fund	--	249	--	2	--	17	266
Fidelity Series Emerging Markets Fund	816	310	193	21	6	585	1,524
Fidelity Series Emerging Markets Opportunities Fund	7,822	2,888	2,292	410	148	5,159	13,725
Fidelity Series Floating Rate High Income Fund	151	6	--	6	--	20	177
Fidelity Series Government Bond Index Fund	8,442	2,383	946	227	20	(288)	9,611
Fidelity Series Government Money Market Fund 0.13%	2,285	3,114	2,832	3	--	--	2,567
Fidelity Series High Income Fund	775	38	--	37	--	116	929
Fidelity Series Inflation-Protected Bond Index Fund	7,541	1,989	245	125	2	509	9,796
Fidelity Series International Credit Fund	70	5	--	5	--	5	80
Fidelity Series International Growth Fund	4,328	1,062	1,688	666	103	844	4,649
Fidelity Series International Index Fund	1,602	209	460	37	(15)	594	1,930
Fidelity Series International Small Cap Fund	1,271	34	226	14	--	641	1,720
Fidelity Series International Value Fund	4,131	526	1,592	130	(159)	1,714	4,620
Fidelity Series Investment Grade Bond Fund	8,185	2,968	683	547	(3)	272	10,739
Fidelity Series Investment Grade Securitized Fund	5,743	2,114	480	189	--	(59)	7,318
Fidelity Series Large Cap Growth Index Fund	3,908	500	1,522	157	254	1,819	4,959
Fidelity Series Large Cap Stock Fund	4,057	814	962	296	24	1,527	5,460
Fidelity Series Large Cap Value Index Fund	7,546	1,540	1,483	209	(52)	2,934	10,485
Fidelity Series Long-Term Treasury Bond Index Fund	2,673	1,217	297	327	39	(465)	3,167
Fidelity Series Overseas Fund	4,061	641	1,677	53	(33)	1,636	4,628
Fidelity Series Real Estate Income Fund	425	33	--	33	--	106	564
Fidelity Series Short-Term Credit Fund	1,986	39	--	38	--	72	2,097
Fidelity Series Small Cap Opportunities Fund	2,010	279	775	55	(41)	1,116	2,589
Fidelity Series Treasury Bill Index Fund	8,013	38	--	39	--	(32)	8,019
Fidelity Series Value Discovery Fund	2,359	850	457	80	(2)	1,127	3,877
Total	$106,631	$30,080	$23,592	$6,493	$496	$23,815	$137,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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